Common and Preferred Stock, Additional Paid-In Capital and Dividends, Repricing of June 2022 Private Placement Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 07, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 06, 2022	Jun. 30, 2022
Repricing of Private Placement Warrants [Abstract]
Gross proceeds		$ 0	$ 12	$ 4,556
Deemed dividend on warrant inducement		$ 0	$ 0	$ 1,345
June 2022 Warrants [Member]
Repricing of Private Placement Warrants [Abstract]
Minimum percentage of warrant holders in direct offering	100.00%
Exercise price (in dollars per share)					$ 120	$ 120
Number of securities called by warrants (in shares)						59,595
Gross proceeds	$ 4,827
October 2022 Warrants [Member]
Repricing of Private Placement Warrants [Abstract]
Exercise price (in dollars per share)	$ 81
Number of securities called by warrants (in shares)	89,393
Deemed dividend on warrant inducement	$ 1,345
Warrants exercised (in shares)		0	0